Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001763415
Registrant Name	Bitwise Bitcoin ETF
Registration File Number	333-287903
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Bitwise Bitcoin ETF
Street 1	250 MONTGOMERY STREET
Street 2	SUITE 200
City	SAN FRANCISCO
State or Country Code	CA
Zip Code	94104
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A
Securities 424I N/A